Land use right, net (Tables)	12 Months Ended
Sep. 30, 2025
Land use right, net
Schedule of right to use land
	As of	As of
	September 30,	September 30,
	2025	2024
Land use right	-	$6,598,974
Less: accumulated amortization	-	(393,665)
Land use right, net	-	$6,205,309